Inventories-Summary Of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	€ 29,860	€ 41,066
Semi-finished goods	25,876	31,623
Finished goods	14,346	19,789
Total	€ 70,082	€ 92,478